STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expense:

	2015	2014	2013

Cost of goods sold	$630	$519	$406
Sales and marketing	2,151	1,868	1,862
Research and development	1,422	1,809	1,433
Administration	4,739	5,208	4,289
Continuing operations	8,942	9,404	7,990
Discontinued operations	—	—	1,357
	$8,942	$9,404	$9,347

Stock option plan	2,090	2,250	2,548
Restricted stock plan	6,852	7,154	6,799
	$8,942	$9,404	$9,347

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model
The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2015	2014	2013
Risk-free interest rate	0.97%	1.25%	0.89%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	44%	46%	50%
Expected option life (in years)	4.0	4.0	4.0
Average fair value of options granted (in dollars)	$10.64	$6.86	$4.42

Schedule of stock option activity
The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Options	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2012	2,355,877	9.89	9.96	2.5	735
Granted	642,025	11.92	11.22
Exercised	(965,228)	8.81	8.29		5,425
Forfeited	(495,088)	15.14	14.25
Outstanding, December 31, 2013	1,537,586	10.37	9.76	3.1	22,164
Granted	300,150	21.57	18.57
Exercised	(686,384)	10.64	9.15		10,535
Forfeited	(7,295)	11.83	10.18
Outstanding, December 31, 2014	1,144,057	13.94	12.00	2.9	40,550
Granted	218,331	41.62	29.94
Exercised	(357,136)	14.42	10.37		6,813
Forfeited	(39,341)	23.74	17.09
Outstanding, December 31, 2015	965,911	21.47	15.44	2.5	3,541

Schedule of stock options outstanding and exercisable
The following table summarizes the stock options outstanding and exercisable at December 31, 2015:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$5.38 – $8.45 U.S. $7.48 – $11.75 Cdn	293,562	1.5	10.62	7.64	206,966	10.41	7.49
$8.46 – $11.72 U.S. $11.76 – $16.28 Cdn	237,441	2.0	15.52	11.17	138,421	15.41	11.09
$11.73 – $19.46 U.S. $16.29 – $27.05 Cdn	228,609	3.2	23.16	16.66	67,859	22.92	16.49
$19.47 – $33.60 U.S. $27.06 – $46.71 Cdn	206,299	4.1	41.86	30.12	5,276	33.50	24.10
	965,911	2.5	21.47	15.44	418,522	14.38	10.35

Schedule of restricted stock unit activity
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2012	1,224,995	8.71	8.68	1.9	9,746
Granted	843,592	12.09	11.38
Vested / settled	(573,613)	9.54	8.98		6,456
Forfeited	(52,859)	9.74	9.17
Outstanding, December 31, 2013	1,442,115	10.59	9.98	1.8	34,867
Granted	342,225	21.67	18.66
Vested / settled	(617,755)	10.64	9.16		12,364
Forfeited	(4,820)	13.24	11.40
Outstanding, December 31, 2014	1,161,765	14.56	12.54	1.7	55,118
Granted	230,689	42.16	30.33
Vested / settled	(590,720)	14.20	10.21		19,494
Forfeited	(23,501)	30.02	21.60
Outstanding, December 31, 2015	778,233	25.08	18.04	1.8	12,219
Outstanding – vested and not settled	99,552
Outstanding – unvested	678,681
Outstanding, December 31, 2015	778,233